Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
36. Subsequent events
(1) July Contribution Agreements for debt-to-equity conversion
On July 16, 2024, the Company, Captivision Korea Inc., and certain creditors of Captivision Korea entered into contribution agreements. Under these agreements, the creditors agreed to contribute the outstanding balances of their various debt agreements with Captivision Korea to the Company in exchange for the issuance of the Company’s ordinary shares in a debt-to-equity conversion transaction. Pursuant to the conversion, an aggregate of KRW 5,791,867,301 (approximately USD 4,244,681) of debt was contributed to the Company in exchange for the issuance of an aggregate of 1,414,895 shares at a conversion price of USD 3.00 per share.
(2) New Circle Equity Line of Credit (ELOC)
On June 12, 2024, the Company entered into a share purchase agreement (the “SPA”) with New Circle Principal Investments LLC (“New Circle”). Under the SPA, the Company has the right to issue and sell to New Circle up to USD 30.0 million of its ordinary shares, with a par value of USD 0.0001 per share, over a 24-month period. As consideration for New Circle’s commitment to purchase ordinary shares under the SPA, the Company paid New Circle a structuring fee of USD 20,000 and a legal fee of USD 25,000. Additionally, the Company paid a commitment fee to New Circle in the form of ordinary shares with an aggregate value of USD 500,000.
(3) Private Bonds Subscription Agreement
On July 18, 2024, Captivision Korea entered into a Private Bonds Subscription Agreement with certain individuals (the “Subscribers”), to issue KRW 3,100,000,000 (approximately USD 2.23 million) in unregistered private placement bonds. These bonds mature on July 18, 2026, with an interest rate of 2.00% per annum, payable quarterly. Subscribers may request early redemption from October 18, 2024, or upon an event of default, with principal repayment within three months of the request, without interest from the request date. Alternatively, Subscribers can opt for a debt-to-equity conversion at USD 2.70 per share. The approximate maximum numbers of ordinary shares that might be issued is 826,667 ordinary shares.

Subscriber	Amount(KRW)	Amount(USD)
Seong Rak Lee	500,000,000	360,753
Yong Sub Kim	500,000,000	360,753
In Seop Oh	500,000,000	360,753
Min Hwang	300,000,000	216,452
Byungju Lee	300,000,000	216,452
Ria Han	200,000,000	144,301
Jaemin Lee	200,000,000	144,301
Min Suk Kim	200,000,000	144,301
Jung Ha Kwon	200,000,000	144,301
Shi Ho Kim	100,000,000	72,151
Ok Keun Oh	100,000,000	72,151

Total	3,100,000,000	2,236,669

On July 29, 2024, the Company entered into a Private Bonds Subscription Agreement (“Subscription Agreement”) with Captivision Korea and certain individuals (the “July 29 Subscribers”), pursuant to which the July 29 Subscribers agreed to subscribe to and Captivision Korea agreed to issue an aggregate amount of KRW 1,900,000,000 (approximately USD 1,377,120) of unregistered private placement bonds (the “Bonds”). The Bonds mature on July 29, 2026 and bear an interest rate of 2.00% per annum to be paid on the date of every three months from the date of issuance. The yield-to-maturity rate shall be 6.00% per annum. July 29 Subscribers may request early redemption for all or part of the issue price of the Bonds from October 29, 2024, which is three months from the date of the issuance of the Bonds, until the day before the maturity date; and at any time after the issuance date upon the occurrence of an event of default of the Subscription Agreement. If a July 29 Subscriber makes a request for early redemption, such subscriber may be repaid by making an in-kind contribution of monetary claims, which are held against Captivision Korea upon the exercise of the right of early redemption, and thereafter would be issued ordinary shares of the Company, each a “D/E Conversion”. The issue price per ordinary share of the Company for a D/E Conversion shall be USD 2.50. The approximate maximum numbers of ordinary shares that might be issued is 550,848 ordinary shares.
(4) July Private Placement
On July 30, 2024, the Company and certain investors entered into subscription agreements, pursuant to which such investors agreed to subscribe for and purchase from the Company an aggregate amount of USD 1,675,000 of the Company’s ordinary shares. The purchase price per share was USD 2.47, resulting in the issuance of a total 678,138 ordinary shares.
(5) Marketing Services Agreement
On July 18, 2024, the Company entered into a Marketing Services Agreement with Outside The Box Capital Inc. (“OTB”), pursuant to which the Company agreed to issue 83,333 ordinary shares to OTB as consideration for its services, at a price of USD 2.40 per share.
(6) Change in Executive Officer Status
On August 7, 2024, as part of ongoing organizational adjustments, the Company’s board of directors determined that, based on their roles and responsibilities, Ho Joon Lee, Chief Technology Officer and a member of board of directors, and Orhan Erthugul, a managing director of G-SMATT Europe, do not qualify as executive officers, as defined under the Exchange Act. Ho Joon Lee will remain an employee and a member of the Company’s board of directors.
(7) September Debt Contribution Agreement
On September 25, 2024, the Company entered into Contribution Agreements with G-SMATT Europe and certain creditors of G-SMATT Europe (the “Contributors”), pursuant to which the Contributors agreed to contribute the respective outstanding balances remaining under their various debt agreements with G-SMATT Europe to the Company in exchange for the issuance by the Company of its ordinary shares in a debt-to-equity conversion transaction. Pursuant to such debt-to- equity conversion , an aggregate of USD 978,273 of debt was contributed to the Company in exchange for the issuance of an aggregate of 39,594 ordinary shares at a conversion price per share equal to USD 10.00 and an aggregate of 232,934 ordinary shares at a conversion price per share equal to USD 2.50.
(8) September Equity Contribution Agreement
On September 25, 2024, the Company, G-SMATT Europe and CSY Netherlands Holding BV (“CSY”) entered into an Equity Contribution Agreement pursuant to which CSY agreed to contribute its $660,400 of equity in G-SMATT Europe to the Company in exchange for the issuance by the Company of an aggregate of 264,160 of its ordinary shares at a conversion price per share equal to USD 2.50 in an equity to equity conversion transaction.

(9) September Private Placement
On September 25, 2024, the Company entered into subscription agreements with certain investors, pursuant to which such investors agreed to subscribe for and purchase from the Company an aggregate amount of USD 500,000 ordinary shares. The purchase price per share was USD 1.65, resulting in the issuance of a total of 303,030 ordinary shares.
(10) G-SMATT Europe Disposition and termination of distribution right
As part of the Company’s ongoing strategic and internal restructuring, the Company determined that it was in the best interest to dispose of their interest in G-SMATT Europe, which previously served as the European sales affiliate and was a partly owned subsidiary. G-SMATT Europe does not have material assets other than its rights under a distribution agreement with Captivision Korea, dated May 18, 2020, granting G-SMATT Europe exclusive distribution rights for Captivision Korea’s LED transparent display products in the United Kingdom and European Union. The distribution agreement was terminated by Captivision Korea, effective September 19, 2024.
(11) September Share Purchase Agreement
On September 25, 2024, Captivision Korea entered into a share purchase agreement with certain purchasers named therein (the “Purchasers”), pursuant to which Captivision Korea agreed to sell and the Purchasers agreed to purchase, Captivision Korea’s 76.6% ownership interest in G-SMATT Europe in exchange for a nominal aggregate purchase price of KRW 1 million (approximately USD 800). The sale is expected to close on or about September 25, 2024.
(12) Consulting Agreement
On September 30, 2024, Captivision Korea entered into a Consulting Agreement (the “Consulting Agreement”) with Houng Ki Kim, pursuant to which Mr. Kim agreed to provide Captivision Korea with management consulting services related to (x) to identifying and proposing financing options, (y) establishing financial policies and guidelines and (z) optimizing operational efficiency (collectively, the “Services”). As consideration for the Services, the Company agreed to issue to Mr. Kim (i) 100,000 ordinary shares upon the execution of the Consulting Agreement and (ii) 10,000 ordinary shares on a monthly basis for the duration of the Consulting Agreement.
Furthermore, if Mr. Kim advises Captivision Korea on a successful financing he shall receive an additional fee from Captivision Korea equal to 5% of any funds raised. He shall also be entitled to up to $15,000 a month in reimbursement by Captivision Korea for any expenses incurred in connection with providing the Services. Mr. Kim has agreed not to engage with United States persons or entities or undertake any solicitation in or through any means of interstate commerce in the United States in connection with the performance of the Services.
The term of the Consulting Agreement is from September 1, 2024 to December 31, 2024, with a mutual option to extend until December 31, 2025.
(13) Dismissal of Independent Registered Public Accounting Firm
On October 2, 2024, the Audit Committee (the “Audit Committee”) of the Board of
Directors
(the “Board”) of the Company approved the conclusion of the engagement and dismissal of CKP, LLP (“CKP”) as the Company’s independent registered public accounting firm, effective October 2, 2024. The audit reports of CKP on the Company’s financial statements as of and for the fiscal years ended December 31, 2023 and 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the two most recent fiscal years ended December 31, 2022 and 2023 and the subsequent interim period through the effective date of CKP’s dismissal, (i) there were no disagreements between the Company and CKP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of CKP, would have caused it to make reference thereto in its reports on the Company’s financial statements for such fiscal years and (ii) there were no reportable events, as defined in Item 304(a)(1)(v) of Regulation S-K.
(14) Appointment of Independent Registered Public Accounting Firm
On October 2, 2024, the Audit Committee approved the appointment of UHY, LLP (“UHY”) as the Company’s new independent registered public accounting firm, effective October 2, 2024. During the fiscal years ended December 31, 2023 and 2022, and the subsequent interim period through the effective date of UHY’s engagement, neither the Company nor anyone on behalf of the Company, consulted with UHY with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s consolidated financial statements, and no written report or oral advice was provided by UHY to the Company that UHY concluded was an important factor considered by the Company in reaching a decision as to the accounting, auditing, or financial reporting issue or (ii) any matter that was the subject of either a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

36. Subsequent events
(1) Change in legal subsidiary’s name
At the shareholders’ meeting held on March 29, 2024, the company name of GLAAM Co., Ltd., was officially changed to Captivision Korea, Inc.

(2) Debt-to-Equity conversion agreement is under the discussion with creditors (Not Executed)
The Company is currently in the discussion to agree with following creditors to convert outstanding debt amount to the Company’s shares.

			(Unit : USD)
Classification	Borrowing from	Amount	Note

Convertible bond	Jeon, Joon-Soo	1,004,226	Acquired Convertible bonds of Bluming Innovation
Convertible bond	Daesun	926,977	Acquired Convertible bonds of Bluming Innovation
Short-term loan	Whale Investment Co., Ltd.	3,476,165
Short-term loan	Kim, Kyung-Sook	926,977
Other payables	Deco&Home Inc.	348,389	De-SPAC expense
Other payables	Kim, Jae-Young	154,496	Raw material expense
Other payables	Mirae Asset Securities Co., Ltd.	98,717
Other payables	Sol Sea&Air Co., Ltd.	80,640
Trade payable	Jin Technology	236,344
Trade payable	INP Chemical Co., Ltd.	279,260
Trade payable	Meanwell Doosung Co., Ltd.	77,248
Trade payable	Cressem Co., Ltd.	64,715

Total		7,674,154

(3) Change in management
On March 25, 2024, the Company announced the appointment of Gary R. Garrabrant as Chairman and Chief Executive Officer of the Company and the transition of Ho Joon Lee from Chief Executive Officer to Chief Technology Officer of the Company.
Based in the U.S., Mr. Garrabrant will lead the firm’s strategic direction, including potential expansion in new geographies and promising sectors, chief among them sports and entertainment. Based in Seoul, company founder and former CEO Ho Joon Lee will lead Captivision’s innovation team globally as Chief Technology Officer and will continue to serve on the company’s Board of Directors.
(4) Convertible promissory notes
On February 16, 2024, the Company entered into subscription agreements, pursuant to which such investors agreed to subscribe for and purchase from the Company an aggregate principal amount of USD 1,250,000 of convertible promissory notes (the “Notes”). The Notes mature on February 16, 2025 and do not bear interest. The notes do not contain restrictive covenants or mandatory payments prior to maturity.
The Notes are convertible into a number of the Company’s ordinary shares, par value USD 0.0001 per share (“Shares”), of the Company equal to the principal amount divided by USD 6.21, or an aggregate of 201,290 shares. The conversion of the Notes shall occur on a mandatory basis upon the effectiveness of the securities registration statement submitted to the Financial Supervisory Services of Korea in accordance with applicable Korean law in connection with the issuance of the Shares.
On April 16, 2024, the Company and certain investors also entered into another subscription agreements, pursuant to which such investors agreed to subscribe for and purchase from the Company an aggregate principal amount of USD
1,175,000
of convertible promissory notes (the “Notes”). The Notes mature on
April 16, 2025
and do not bear interest. The notes do not contain restrictive covenants or mandatory payments prior to maturity. The closing of the issuance of the Notes occurred concurrently with the execution of the subscription agreements.
The Notes are convertible into a number of the Company’s ordinary shares, par value USD 0.0001 per share, of the Company equal to the principal amount divided by USD 5.03, or an aggregate of 233,600 shares. The conversion of the Notes shall occur on a mandatory basis upon the effectiveness of the securities registration statement submitted to the Financial Supervisory
Services
of Korea in accordance with applicable Korean law in connection with the issuance of the shares.
(5) Debt covenant modification
On November 28, 2023, Captivision Korea entered into two loan agreements with KEB Hana Bank (“KEB”) for a principal amount of approximately USD 4.2 million (KRW 5,500 million) and USD 1.1 million (KRW 1,500 million), with interest accruing at a floating rate equal to the
3-month
CD rate plus 2.08% and 1.76%, respectively, and a maturity date of November 28, 2026. The loan terms had a special condition that required capital injection of USD 8.5 million by the end of January, 2024, but on February 2, 2024, the loan terms have been amended to exclude such a condition.